Description of Business (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Formation date		Aug. 07, 2007
Date of initial public offering		Nov. 16, 2007
General partner units outstanding	230,524	230,524	230,006
Common units outstanding	10,987,679	10,987,679	11,270,283
Entity Incorporation, Country Name		Republic of the Marshall Islands
General partner, Name		Navios GP L.L.C.
Navios Holdings
Entity Information [Line Items]
Ownership percentage of Navios Holdings	18.80%	18.80%
Common units outstanding		2,070,216
Navios Holdings
Entity Information [Line Items]
Navios Holdings' general partner interest in Navios Partners			2.00%
Olympos Maritime Ltd
Entity Information [Line Items]
Navios Holdings' general partner interest in Navios Partners	2.10%	2.10%